Receipts in Advance and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2015
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in Advance and Deferred Revenue

	As of December 31, (in thousands)
	2014	2015
Receipts in advance	$18,198	$20,243
Deferred revenue	20,980	21,923

Total	$39,178	$42,166